Condensed Interim Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Profit or loss [abstract]
REVENUE	$ 4,158	$ 2,728	$ 11,443	$ 7,879
COST OF SALES	1,694	967	4,790	3,740
GROSS PROFIT	2,464	1,761	6,653	4,139
EXPENSES
Research and development	1,214	914	3,362	3,385
Sales and marketing	1,800	1,138	4,409	2,754
General and administrative	3,124	2,864	9,490	9,072
Amortization of intangible assets	0	520	0	1,530
Asset Impairment	0	21,184	0	21,184
Total expenses	6,138	26,620	17,261	37,925
Loss before other income (expenses) and income taxes	(3,674)	(24,859)	(10,608)	(33,786)
OTHER INCOME (EXPENSES)
Accretion	0	(3)	0	(5)
Grant income	15	0	34	138
Interest and other income (expense)	30	(183)	70	(302)
Loss on disposal of Europe B.V.	(53)	0	(511)	0
Unrealized foreign exchange loss	(266)	80	(305)	(164)
Other income (expenses)	(274)	(106)	(712)	(333)
Loss before income taxes	(3,948)	(24,965)	(11,320)	(34,119)
Income taxes	18	3,013	83	4,408
NET LOSS FROM CONTINUING OPERATIONS	(3,930)	(21,952)	(11,237)	(29,711)
NET INCOME FROM DISCONTINUED OPERATIONS	0	431	1,153	1,638
NET LOSS FOR THE PERIOD	(3,930)	(21,521)	(10,084)	(28,073)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	(224)	471	(83)	376
COMPREHENSIVE LOSS FOR THE PERIOD	$ (4,154)	$ (21,050)	$ (10,167)	$ (27,697)
LOSS PER SHARE FROM CONTINUING OPERATIONS - BASIC	$ (0.08)	$ (0.67)	$ (0.24)	$ (1.01)
LOSS PER SHARE FROM CONTINUING OPERATIONS - DILUTED	(0.08)	(0.67)	(0.24)	(1.01)
INCOME PER SHARE FROM DISCONTINUED OPERATIONS - BASIC	0	0.01	0.02	0.06
INCOME PER SHARE FROM DISCONTINUED OPERATIONS - DILUTED	$ 0	$ 0.01	$ 0.02	$ 0.06
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,515,653	32,851,233	46,274,659	29,367,687